Schedule of Investments ─ NYLI Engender Equality ETF (formerly, IQ Engender Equality ETF)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 7.7%
Interpublic Group of Cos., Inc. (The)	3,046	$97,990
Meta Platforms, Inc., Class A	178	84,520
New York Times Co. (The), Class A	1,806	96,783
Paramount Global, Class B	8,824	100,770
Pinterest, Inc., Class A*	2,062	65,881
Verizon Communications, Inc.	2,259	91,535
Total Communication Services		537,479

Consumer Discretionary — 17.2%
DoorDash, Inc., Class A*	800	88,576
eBay, Inc.	1,721	95,705
Etsy, Inc.*	1,522	99,143
Expedia Group, Inc.*	720	91,922
Ford Motor Co.	7,664	82,924
General Motors Co.	1,916	84,917
Hasbro, Inc.	1,457	93,918
Hilton Worldwide Holdings, Inc.	427	91,664
Marriott International, Inc., Class A	375	85,238
McDonald’s Corp.	354	93,952
Service Corp. International	1,237	98,849
VF Corp.(a)	6,569	111,410
Yum! Brands, Inc.	655	87,004
Total Consumer Discretionary		1,205,222

Consumer Staples — 12.8%
Clorox Co. (The)	670	88,393
Coca-Cola Co. (The)	1,433	95,638
Coty, Inc., Class A*	9,097	90,515
General Mills, Inc.	1,369	91,915
J M Smucker Co. (The)	803	94,714
Kellanova	1,558	90,598
Mondelez International, Inc., Class A	1,361	93,024
PepsiCo, Inc.	548	94,623
Procter & Gamble Co. (The)	538	86,489
Walgreens Boots Alliance, Inc.	5,763	68,407
Total Consumer Staples		894,316

Financials — 20.8%
Affirm Holdings, Inc.*(a)	2,905	82,182
American Express Co.	400	101,216
Bank of America Corp.	2,284	92,068
Bank of New York Mellon Corp. (The)	1,547	100,663
BlackRock, Inc.	116	101,674
Citigroup, Inc.	1,512	98,099
Mastercard, Inc., Class A	202	93,669
MetLife, Inc.	1,307	100,443
Moody’s Corp.	220	100,426
PayPal Holdings, Inc.*	1,478	97,223
Prudential Financial, Inc.	794	99,504
S&P Global, Inc.	206	99,854
Wells Fargo & Co.	1,564	92,808
WEX, Inc.*	530	97,228
Willis Towers Watson PLC	352	99,363
Total Financials		1,456,420

Health Care — 16.3%
Biogen, Inc.*	388	82,722
BioMarin Pharmaceutical, Inc.*	1,073	90,486
Boston Scientific Corp.*	1,170	86,440
Bristol-Myers Squibb Co.	2,175	103,443
Centene Corp.*	1,300	99,996
Charles River Laboratories International, Inc.*	428	104,475
GRAIL, Inc.*	137	2,107
Halozyme Therapeutics, Inc.*	1,813	100,186
Hologic, Inc.*	1,248	101,849
Illumina, Inc.*	825	101,145
Johnson & Johnson	616	97,235
Merck & Co., Inc.	692	78,286
Zoetis, Inc.	526	94,701
Total Health Care		1,143,071
Industrials — 6.2%
Cummins, Inc.	336	$98,045
Lyft, Inc., Class A*	6,325	76,216
Uber Technologies, Inc.*	1,281	82,586
Verisk Analytics, Inc.	339	88,733
Xylem, Inc.	649	86,642
Total Industrials		432,222

Information Technology — 9.8%
Accenture PLC, Class A	313	103,484
Autodesk, Inc.*	397	98,265
Gitlab, Inc., Class A*	2,017	103,331
Globant SA*	564	109,816
HubSpot, Inc.*	153	76,046
Intuit, Inc.	150	97,103
Salesforce, Inc.	387	100,156
Total Information Technology		688,201

Materials — 3.8%
Dow, Inc.	1,632	88,895
Ecolab, Inc.	374	86,278
International Flavors & Fragrances, Inc.	950	94,506
Total Materials		269,679

Real Estate — 3.9%
Essex Property Trust, Inc.	323	89,910
Welltower, Inc.	863	96,009
Zillow Group, Inc., Class C*(a)	1,867	90,923
Total Real Estate		276,842

Utilities — 1.4%
American Water Works Co., Inc.	693	98,656

Total Common Stocks
(Cost $6,605,068)		7,002,108

Short-Term Investment — 0.0%(b)
Money Market Funds — 0.0%(b)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%(c)
(Cost $741)	741	741

Total Investments — 99.9% (Cost $6,605,809)		7,002,849
Other Assets and Liabilities, Net — 0.1%		3,755
Net Assets — 100%		$7,006,604

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $272,669; total market value of collateral held by the Fund was $275,521. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $275,521.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2024.

Schedule of Investments ─ NYLI Engender Equality ETF (formerly, IQ Engender Equality ETF) (continued)

July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$7,002,108	$—	$—	$7,002,108
Short-Term Investment:
Money Market Funds	741	—	—	741
Total Investments in Securities	$7,002,849	$—	$—	$7,002,849

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.